Significant Concentrations (Detail) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Customer
Concentration Risk [Line Items]
Revenues	$ 64,186	$ 54,532	$ 53,823	$ 38,167	$ 48,325	$ 61,344	$ 71,755	$ 60,542	$ 275,396	$ 126,275	$ 173,790	$ 433,888	$ 616,207
Benchmark for determining customer significance											revenues excluding hedging activities
Number of customers that accounted for 10% or more of revenues | Customer													1
Minimum percentage of contribution of customers to revenue													10.00%
Murphy [Member]
Concentration Risk [Line Items]
Revenues													$ 61,200
ARM Energy Management, LLC [Member]
Concentration Risk [Line Items]
Marketing fee											1.00%
Term of agreement left until extensions may come into effect											5 years
Revenues											$ 160,700	$ 178,200	$ 220,900
ARM Energy Management, LLC [Member] | AEM [Member] | Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage											80.00%	73.90%	51.10%
ARM Energy Management, LLC [Member] | Maximum [Member]
Concentration Risk [Line Items]
Percentage of ownership	10.00%										10.00%